March 15, 1996

LOGO





To Our Shareholders:

I am pleased to present the January 31, 1996 Semi-Annual Report for the Great Hall Prime, U.S. Government and Tax-Free Money Market Funds. This report contains a statement of each Fund's financial condition as of January 31, 1996, which includes a detailed listing of the portfolio investments, and a statement of each Fund's operations and changes in net assets for the six month period.

During this period the Federal Reserve reduced short-term interest rates twice by a total of one half of 1 percent. The Federal Reserve is attempting to modestly stimulate the economy, whose growth slowed significantly during 1995 The very low inflation rate of the last couple of years has allowed the Federal Reserve to make these cuts without jeopardizing its goal of price stability. Because of the short maturities of the investments in the money market funds, the yields on the Great Hall Money Market Funds declined with the changes in Federal Reserve policy.

Each of these Funds is managed in accordance with the stringent standards required by the SEC for money market funds. We managed these Funds to meet the objectives of prudent investment management, safety of principal, and liquidity. By emphasizing thorough credit analysis, we have produced competitive yields without using risky derivatives or other yield-enhancing devices that would increase the risk of these Funds. This conservative investment policy has kept the confidence of investors and has helped the Funds grow to a record $2.5 billion. This growth has benefited our shareholders because the declining fee schedule has reduced the expense ratio per dollar invested in the Funds.

Thank you for your continued confidence in us. We will continue to manage these Funds using the conservative principals and high degree of care that you have come to expect from us.


Sincerely,


J. Scott Spiker
Chief Executive Officer
Great Hall Investment Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES
January 31, 1996

                                       Prime      U.S. Government    Tax-Free
                                       Money           Money           Money
(unaudited)                         Market Fund     Market Fund     Market Fund
-------------------------------------------------------------------------------
Assets:
Investments in securities
 at market value (note 2),
 including repurchase agreements
 of $23,600,000; $4,800,000 and $0
 respectively (identified cost
 $1,933,156,497; $134,157,775 and
 $398,215,468 respectively)....    $1,933,156,497   $134,157,775   $398,215,468
Cash in bank on
 demand deposit................           137,464        127,511      4,238,019
Organization costs (note 2)....            25,647         13,729         15,857
Accrued interest receivable....         7,523,101        534,811      2,814,490
Receivable for investment
 securities sold...............                --             --      2,680,000
-------------------------------------------------------------------------------
Total assets...................     1,940,842,709    134,833,826    407,963,834
-------------------------------------------------------------------------------
Liabilities:
Payable for investment
 securities purchased..........                --             --      2,928,190
Accrued investment
 advisory fee..................           813,399         51,942        167,516
Other accrued expenses.........           835,375         69,665         59,419
-------------------------------------------------------------------------------
Total liabilities..............         1,648,774        121,607      3,155,125
-------------------------------------------------------------------------------
Net assets applicable to
 outstanding capital stock.....    $1,939,193,935   $134,712,219   $404,808,709
-------------------------------------------------------------------------------

Represented by:
Capital stock - authorized
 100 billion shares of $.01
 par value for each Fund,
 outstanding 1,939,193,935;
 134,712,219 and 404,808,709
 shares, respectively..........       $19,391,939     $1,347,122     $4,048,087
Additional paid-in capital.....     1,919,801,996    133,365,097    400,760,622
-------------------------------------------------------------------------------
   Total - representing net
    assets applicable
    to outstanding
    capital stock..............    $1,939,193,935   $134,712,219   $404,808,709
-------------------------------------------------------------------------------
Net asset value per share
 of outstanding capital stock...            $1.00          $1.00          $1.00
-------------------------------------------------------------------------------

                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
Six months ended January 31, 1996

                                         Prime     U.S. Government   Tax-Free
                                         Money          Money          Money
(unaudited)                           Market Fund    Market Fund    Market Fund
-------------------------------------------------------------------------------
Income:
 Interest.........................    $51,520,673     $3,577,435     $7,198,901
-------------------------------------------------------------------------------
Expenses (note 4):
Investment advisory fee...........      4,444,006        300,329        956,461
 Custodian, accounting and
  transfer agent fees.............        237,000         14,000         17,737
 Sub-accounting transfer
  agent fees......................        810,725         19,750         37,700
 Reports to shareholders..........        320,000         10,627         12,100
 Amortization of
  organization costs..............         17,098          9,154         10,570
 Directors' fees..................          4,500          4,500          4,500
 Audit and legal fees.............         75,000         12,500          9,000
 Registration fees................        406,758         43,209         65,722
 Administrative...................         51,000          4,000          7,000
 Other expenses...................         65,764          5,410          7,837
-------------------------------------------------------------------------------
Total expenses....................      6,431,851        423,479      1,128,627
-------------------------------------------------------------------------------
Investment income - net...........     45,088,822      3,153,956      6,070,274
-------------------------------------------------------------------------------
Net increase in net assets
 resulting from operations........    $45,088,822     $3,153,956     $6,070,274
-------------------------------------------------------------------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                        Prime                      U.S. Government                    Tax-Free
                                  Money Market Fund               Money Market Fund               Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
                               Six-month         Year          Six-month         Year          Six-month         Year
                              period ended       Ended        period ended       Ended        period ended       Ended
                                1/31/96         7/31/95         1/31/96         7/31/95         1/31/96         7/31/95
                              (unaudited)                     (unaudited)                     (unaudited)
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income,
  net...................      $45,088,822     $61,075,339      $3,153,956      $4,116,351      $6,070,274      $9,545,242
 Net realized gain
  on investments........               --              --              --              --              --         378,871
--------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets
  resulting from
  operations............       45,088,822      61,075,339       3,153,956       4,116,351       6,070,274       9,924,113
--------------------------------------------------------------------------------------------------------------------------
Distributions to
 shareholders from:
  Investment income --
   net..................      (45,088,822)    (61,075,339)     (3,153,956)     (4,116,351)     (6,070,274)     (9,545,242)
  Accumulated net
   realized gains.......               --              --              --              --              --        (378,871)
--------------------------------------------------------------------------------------------------------------------------
 Total distributions
  to shareholders.......      (45,088,822)    (61,075,339)     (3,153,956)     (4,116,351)     (6,449,145)     (9,545,242)
--------------------------------------------------------------------------------------------------------------------------
Capital share transactions
 at net asset value of
 $1.00 per share:
  Proceeds from
   sales...............       483,351,760     913,133,182      89,644,173     209,369,746     203,959,317     361,116,594
  Shares issued for
   reinvestment of
   distributions.......        45,088,822      61,075,339       3,153,956       4,116,351       6,449,145       9,545,242
  Payment for shares
   redeemed............      (188,171,794)   (405,058,503)    (80,334,859)   (148,052,036)   (168,493,948)   (283,045,576)
--------------------------------------------------------------------------------------------------------------------------
 Increase in net assets
  from capital share
  transactions.........       340,268,788     569,150,018      12,463,270      65,434,061      41,914,514      87,616,260
--------------------------------------------------------------------------------------------------------------------------
Total increase
 in net assets.........       340,268,788     569,150,018      12,463,270      65,434,061      41,535,643      87,995,131
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
 of period.............     1,598,925,147   1,029,775,129     122,248,949      56,814,888     363,273,066     275,277,935
--------------------------------------------------------------------------------------------------------------------------
Net assets at end
 of period.............    $1,939,193,935  $1,598,925,147    $134,712,219    $122,248,949    $404,808,709    $363,273,066
--------------------------------------------------------------------------------------------------------------------------

                                    See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  Organization

    Great Hall Investment Funds, Inc. (the Company) was incorporated on June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes a series of five funds including Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund (the funds). The Company's articles of incorporation permit the board of directors to create additional funds in the future.

2.  Summary of Significant Accounting Policies

    The significant accounting policies followed by the funds are as follows:

    Investments in Securities

    Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

    Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium, is accrued daily.

    Federal Taxes

    The funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

    Distribution to Shareholders

    Distribution to shareholders from net investment income are declared daily and paid monthly through reinvestment in additional shares of the funds at net asset value or payable in cash.

    Organization Costs

    Organization expenses were incurred in connection with the start-up and initial registration of the funds. These costs are being amortized over 60 months on a straight-line basis. If any or all of the shares representing initial capital of the funds is redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational expense balance in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding immediately preceding the redemption.

    Repurchase Agreements

    Securities pledged as collateral for repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

3.  Investment Security Transactions

    Cost of purchases and proceeds from sales of securities from August 1, 1995 to January 31, 1996 were as follows:

                                                  Purchases      Sales Proceeds
    ---------------------------------------------------------------------------
    Prime Money Market Fund................     $5,727,257,038   $5,388,512,338
    U.S. Government Money Market Fund......      1,200,031,828    1,187,674,100
    Tax-Free Money Market Fund.............        721,476,296      681,940,600

4.  Fees and Expenses

    The Company has entered into an investment advisory and management agreement with IFG Asset Management Services, Inc. (AMS), under which AMS manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay AMS a monthly fee based upon average daily net assets. The fee for the Prime Money Market Fund is equal to an annual rate of 0.55% of the first $700 million in net assets and then decreasing in reduced percentages to 0.40% of net assets in excess of $2 billion. The fee for the U.S. Government Money Market Fund is equal to an annual rate of 0.50% of the first $100 million in net assets and then decreasing in reduced percentages to 0.35% of net assets in excess of $300 million. The fee for the Tax-Free Money Market Fund is equal to an annual rate of 0.50% of net assets.

    Each of the three funds has also entered into sub-accounting agreements with affiliates Dain Bosworth Incorporated (DBI) and Rauscher Pierce Refsnes, Inc. (RPR) where each firm performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to DBI and RPR for providing such service, is equal to an annual rate of $9.00 per shareholder account plus certain out-of-pocket expenses. Effective February 14, 1996, the sub-accounting fee was increased to an annual rate of $12.00 per shareholder account plus certain out-of-pocket expenses.

    In addition to the investment advisory and management fee and the shareholder account servicing fee, each fund is responsible for paying most other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expense, legal, auditing and accounting services, organizational costs, insurance, interest and other miscellaneous expenses.

5.  Financial Highlights

    Per share data for a share of capital stock outstanding throughout each period and selected information for the period are as follows:

                                                               Prime Money
Market Fund
    ------------------------------------------------------------------------------------------------------
                                             Six-month                                         Period from
                                           period ended  Year ended   Year ended   Year ended     11/1/91
                                              1/31/96      7/31/95      7/31/94      7/31/93    to 7/31/92
                                            (unaudited)
    ------------------------------------------------------------------------------------------------------
    Net asset value,
     beginning of period.............          $1.00        $1.00        $1.00        $1.00        $1.00
    ------------------------------------------------------------------------------------------------------
    Income from
     investment operations...........           0.03         0.05         0.03         0.03         0.03
    Distributions to shareholders
     from investment income..........          (0.03)       (0.05)       (0.03)       (0.03)       (0.03)
    ------------------------------------------------------------------------------------------------------
    Net asset value, end of period...          $1.00        $1.00        $1.00        $1.00        $1.00
    ------------------------------------------------------------------------------------------------------

    Total return.....................            2.6%         4.9%         2.8%         2.7%         2.9%
    Net assets at end
     of period (000s omitted)........     $1,939,194   $1,598,925   $1,029,775     $861,670     $834,743
    Ratio of expenses to
     average daily net assets**......           0.73%*       0.77%        0.80%        0.78%        0.71%*
    Ratio of net investment income
     to average daily net assets**...           5.13%*       4.93%        2.81%        2.68%        3.63%*
    ------------------------------------------------------------------------------------------------------

     *  Adjusted to an annual basis.

    ** Various fund fees and expenses were voluntarily waived or absorbed by AMS for the Prime Money Market Fund during the periods prior to 1995. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.81%/2.80% for the year ended July 31, 1994, 0.82%/2.64% for the year ended July 31, 1993, and 0.79%/3.55% for the period ended July 31, 1992.

                                                          U.S. Government Money Market Fund
    ------------------------------------------------------------------------------------------------------
                                             Six-month                                         Period from
                                           period ended  Year ended   Year ended   Year ended     11/1/91
                                              1/31/96      7/31/95      7/31/94      7/31/93    to 7/31/92
                                            (unaudited)
    ------------------------------------------------------------------------------------------------------
    Net asset value,
     beginning of period.............          $1.00        $1.00        $1.00        $1.00        $1.00
    ------------------------------------------------------------------------------------------------------
    Income from
     investment operations...........           0.03         0.05         0.03         0.03         0.03
    Distributions to shareholders
     from investment income..........          (0.03)       (0.05)       (0.03)       (0.03)       (0.03)
    ------------------------------------------------------------------------------------------------------
    Net asset value, end of period...          $1.00        $1.00        $1.00        $1.00        $1.00
    ------------------------------------------------------------------------------------------------------
    Total return.....................            2.5%         4.8%         2.7%         2.6%         2.6%
    Net assets at end
     of period (000s omitted)........       $134,712     $122,249      $56,815      $66,558      $60,834
    Ratio of expenses to
     average daily net assets**......           0.68%*       0.73%        0.78%        0.79%        0.76%*
    Ratio of net investment income
     to average daily net assets**......        5.06%*       4.94%        2.73%        2.57%        3.47%*
    ------------------------------------------------------------------------------------------------------

    *  Adjusted to an annual basis.

    ** Various fund fees and expenses were voluntarily waived or absorbed by AMS for the U.S. Government Money Market Fund during the period ended July 31, 1992. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.79%/3.44% for the period.

                                                             Tax-Free Money Market Fund
    ------------------------------------------------------------------------------------------------------
                                             Six-month                                         Period from
                                           period ended  Year ended   Year ended   Year ended     11/1/91
                                              1/31/96      7/31/95      7/31/94      7/31/93    to 7/31/92
                                            (unaudited)
    ------------------------------------------------------------------------------------------------------
    Net asset value,
     beginning of period.............          $1.00        $1.00        $1.00        $1.00        $1.00
    ------------------------------------------------------------------------------------------------------
    Income from
     investment operations...........           0.02         0.03         0.02         0.02         0.02
    Distributions to shareholders
     from investment income..........          (0.02)       (0.03)       (0.02)       (0.02)       (0.02)
    ------------------------------------------------------------------------------------------------------
    Net asset value, end of period...          $1.00        $1.00        $1.00        $1.00        $1.00
    ------------------------------------------------------------------------------------------------------

    Total return.....................            1.6%         3.1%         2.0%         2.1%         2.2%
    Net assets at end
     of period (000s omitted)........       $404,809     $363,273     $275,278     $209,469     $187,205
    Ratio of expenses to
     average daily net assets**......           0.59%*       0.60%        0.65%        0.67%        0.62%*
    Ratio of net investment income
     to average daily net assets**...           3.18%*       3.14%        1.98%        2.09%        2.81%
    ------------------------------------------------------------------------------------------------------

     *  Adjusted to an annual basis.

    ** Various fund fees and expenses were voluntarily waived or absorbed by AMS for the Tax-Free Money Market Fund during the period ended July 31, 1992. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.65%/2.78% for the period.

PRIME MONEY MARKET FUND
Investments in Securities (unaudited)
January 31, 1996

                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
     (Percentages of each investment category relate to total net assets.)

Commercial Paper & Other Corporate Obligations (89.68%):
-------------------------------------------------------------------------------

Agricultural Products (1.29%)
  Cargill Inc., 5.40%, 3/27/96                     $10,000,000       $9,917,500
  Cargill Financial Services, Inc.,
    5.62%, 3/18/96                                  15,200,000 (d)   15,093,781
                                                                    -----------
                                                                     25,011,281
                                                                    -----------
Banks - Domestic (11.52%)
  AES Barbers Point, Inc., 5.67%,
    2/9/96, LOC Bank of America                     10,000,000        9,987,400
  Bank of America, 5.74%, 2/9/96                    10,000,000       10,000,000
  Bank of America, Bankers Acceptance
    5.35%, 4/30/96                                   7,000,000        6,907,415
    5.38%, 3/28/96                                   5,000,000        4,958,155
  Chemical Bank, Bankers Acceptance
    5.52%, 3/29/96                                   7,350,000        7,285,761
    5.28%, 5/20/96-5/21/96                           6,250,000        6,149,819
  Comerica Bank, Detroit
    5.78%, 9/3/96                                   10,000,000        9,991,450
    5.33%, 4/12/96                                  10,000,000 (e)    9,998,633
  Commed Fuel Co., Inc., 5.57%, 3/8/96,
    LOC First National Bank of Chicago               7,859,000        7,815,225
  First Bank, Minneapolis, N.A., 5.65%, 2/6/96       3,000,000        2,997,646
  First Bank National Association, 5.58%, 4/12/96   10,000,000 (f)   10,000,000
  First National Bank of Chicago,
    Bankers Acceptance, 5.35%, 4/2/96                7,500,000        7,432,010
  Midwest Commercial Paper, Inc., 5.40%, 4/17/96,
    LOC First Bank, Minneapolis, N.A.                4,500,000        4,448,700
  National Bank of Detroit
    5.45%, 4/3/96                                   15,000,000       14,999,236
    5.47%, 3/4/96                                   15,000,000       14,999,714
  Nations Bank, N.A. (Carolinas), 5.42%, 4/8/96      9,000,000        9,000,000
  Nations Bank, Texas
    5.52%, 6/3/96                                    6,000,000        6,000,000
    5.41%, 4/12/96                                  18,000,000       18,000,000
  Norwest Corporation
   5.60%, 2/22/96                                   15,000,000       14,951,000
   5.42%, 3/15/96                                   20,000,000       19,870,522

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------

Banks - Domestic (continued)
  Wachovia Bank, North Carolina
   5.39%, 4/18/96                                  $17,000,000      $17,000,000
   5.56%, 5/31/96                                    5,000,000 (f)    5,000,000
  Wachovia Bank of Georgia, N.A.,
    Bankers Acceptance, 5.35, 3/19/96                5,747,975        5,707,827
                                                                    -----------
                                                                    223,500,513
                                                                    -----------
Banks - Other (18.28%)
  ABN - AMRO
    5.35%, 4/9/96                                   16,000,000       15,838,311
    5.22%, 6/10/96                                   4,500,000        4,415,175
  ABN - AMRO North America Finance, Inc.
    5.25%, 5/20/96                                   8,000,000        7,872,833
    5.69%, 2/5/96                                   10,000,000        9,993,678
  Accor S.A.
    5.69%, 2/15/96, LOC Banque Nationale De Paris    7,000,000        6,984,511
    5.65%, 2/21/96, LOC Banque Nationale De Paris   10,000,000        9,968,611
  Bank of Nova Scotia
    6.60%, 4/3/96                                   20,000,000       20,022,815
    5.70%, 2/1/96                                    5,000,000 (d)    5,000,000
    5.35%, 3/25/96                                  15,000,000 (d)   14,881,854
  Banque Nationale De Paris
    5.43%, 4/4/96                                   10,000,000       10,000,690
    5.42%, 3/4/96                                   10,000,000       10,000,236
  Deutsche Bank, 5.38%, 4/18/96                     20,000,000       20,013,330
  Enterprise Capital Funding Corporation, 5.55%,
     2/16/96, LOC Swiss Bank                         8,000,000 (d)    7,981,500
  FPL Fuels, Inc., 5.35%, 4/1/96,
    LOC Barclays Bank                               19,171,000       19,000,059
  National Westminster Bank, 5.71%, 2/16/96         15,000,000       14,999,932
  Pemex Capital, Inc.
    5.45%, 3/6/96, LOC Credit Suisse                10,000,000        9,948,528
    5.66%, 2/6/96, LOC Swiss Bank                   23,000,000       22,981,864
    5.35%, 4/16/96, LOC Swiss Bank                   5,000,000        4,944,271

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------

Banks - Other (continued)
  Royal Bank of Canada
    5.20%, 6/6/96                                  $10,000,000       $9,818,000
    5.77%, 2/9/96                                   11,000,000       10,999,916
    5.33%, 6/3/96                                   20,000,000       20,001,126
  Sinochem American, Inc.
    5.37%, 3/22/96, LOC Credit Suisse               10,000,000        9,925,417
    5.73%, 2/2/96, LOC Credit Suisse                 6,700,000        6,698,934
    5.37%, 3/29/96, LOC Credit Suisse                5,000,000        4,957,487
  Societe Generale
    5.42%, 3/4/96                                    5,000,000        5,000,354
    5.40%, 4/5/96                                   10,000,000       10,000,176
    5.71%, 3/4/96                                   10,000,000       10,000,175
  Southwest Gas Corporation
    5.65%, 2/23/96, LOC Union Bank of Switzerland   15,000,000       14,948,208
    5.68%, 2/6/96, LOC Union Bank of Switzerland     5,537,000        5,532,632
  Toronto Dominion Holdings, Inc.
    5.65%, 2/26/96                                  10,000,000        9,960,764
    5.40%, 3/11/96                                  15,000,000       14,912,250
    5.38%, 4/1/96                                    7,000,000        6,937,233
                                                                    -----------
                                                                    354,540,870
                                                                    -----------
Business Machines (1.00%)
  Xerox Credit Corporation, 5.65%, 2/12/96           5,500,000        5,490,505
  Xerox Corporation, 5.40%, 3/8/96                  14,000,000       13,924,400
                                                                    -----------
                                                                     19,414,905
                                                                    -----------
Chemicals (2.10%)
  Monsanto Company
    5.37%, 3/11/96                                  14,200,000 (d)   14,117,392
    5.10%, 5/30/96                                  10,000,000        9,831,417
    5.15%, 5/7/96                                    6,650,000        6,558,673
    5.37%, 3/25/96                                  10,210,000       10,129,281
                                                                    -----------
                                                                     40,636,763
                                                                    -----------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------

Conglomerates (4.18%)
  American Brands, 5.27%, 4/23/96                  $15,000,000 (d)  $14,819,942
  Pacific Dunlop Holdings, Inc.
    5.50%, 3/29/96                                   4,422,000 (d)    4,383,492
    5.53%, 3/22/96                                  13,000,000 (d)   12,900,153
    5.68%, 2/14/96                                   8,000,000 (d)    7,983,591
    5.70%, 2/22/96-2/23/96                          24,000,000 (d)   23,920,125
  Phillip Morris Companies, Inc.
    7.00%, 3/8/96                                    2,000,000        2,002,984
    5.76%, 7/1/96-12/1/96                           12,220,000       12,452,052
    5.91%, 9/24/96                                   2,620,000        2,650,768
                                                                    -----------
                                                                     81,113,107
                                                                    -----------
Drugs & Cosmetics (0.52%)
  Eli Lilly & Company, 5.70%, 2/7/96                10,000,000        9,990,500
                                                                    -----------
Financial - Auto (2.94%)
  Ford Motor Credit Corporation
    6.81%, 5/1/96                                      500,000          503,713
    6.60%, 5/1/96                                    1,000,000        1,005,450
    5.86%, 10/7/96                                     300,000 (g)      300,313
    6.00%, 10/1/96                                   3,420,000        3,463,123
    5.91%, 3/15/96                                   1,300,000        1,304,342
    6.08%, 6/17/96                                   1,000,000 (g)    1,000,888
    5.86%, 6/20/96                                   1,000,000        1,012,211
    5.85%, 5/3/96                                    1,100,000        1,110,851
    5.79%, 12/1/96                                   2,000,000        2,035,112
    5.57%, 3/1/96                                   12,000,000       11,946,157
    5.40%, 4/10/96                                  10,000,000        9,896,500
    6.18%, 5/10/96                                   1,550,000 (g)    1,551,008
  Toyota Motor Credit Corporation
    5.45%, 2/20/96                                  12,000,000       11,965,483
    5.34%, 3/22/96                                  10,000,000        9,925,833
                                                                    -----------
                                                                     57,020,984
                                                                    -----------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------

Financial - Diversified Business (28.53%)
  American General Finance Corporation
    5.54%, 2/16/96                                 $20,000,000      $19,953,833
    5.52%, 4/3/96                                   10,000,000        9,904,933
    5.88%, 6/15/96                                   1,000,000          996,890
    6.47%, 3/5/96                                    2,000,000        2,004,937
  Ameritech Capital Corporation, 5.55%, 2/12/96      5,000,000 (d)    4,991,521
  Asset Securitization Coop. Corporation
    5.35%, 4/24/96                                  15,000,000 (d)   14,814,979
    5.40%, 3/20/96                                  10,000,000 (d)    9,928,000
    5.33%, 4/3/96                                   15,000,000 (d)   14,862,308
  Associates Corporation of North America
    6.00%, 2/1/96                                    1,000,000        1,000,000
    6.90%, 3/1/96                                    1,750,000        1,753,277
    5.42%, 10/15/96                                  2,000,000        2,028,125
    5.37%, 1/15/97                                   3,100,000        3,142,690
    7.50%, 2/15/96                                     300,000          299,674
    5.44%, 11/30/96                                  1,700,000        1,688,917
  Avco Financial Services
    5.69%, 2/2/96                                   15,000,000       14,997,629
    5.28%, 11/15/96                                  1,000,000        1,016,726
    5.68%, 2/12/96                                   5,000,000        4,991,322
    5.33%, 3/26/96                                  10,000,000        9,919,900
    5.34%, 3/27/96                                   6,000,000        5,951,050
  Barton Capital Corporation
    5.78%, 2/5/96                                    7,000,000 (d)    6,995,504
    5.63%, 2/29/96                                  15,000,000 (d)   14,934,317
    5.78%, 2/8/96                                   11,289,000 (d)   11,276,312
    5.41%, 3/22/96                                   7,000,000 (d)    6,947,403
  Beneficial Corporation
    5.43%, 4/1/96                                   20,000,000       19,819,000
    6.63%, 2/7/96                                    2,000,000        2,000,889

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------

Financial - Diversified Business (continued)
  CIT Group Holdings
    5.70%, 2/9/96                                  $10,000,000       $9,987,333
    5.41%, 3/14/96                                  20,000,000       19,873,767
    7.55%, 2/15/96                                   1,828,000        1,829,642
    6.67%, 3/15/96                                   1,125,000        1,122,567
  Falcon Asset Securitization
    5.70%, 2/2/96                                    5,000,000 (d)    4,999,208
    5.65%, 2/8/96                                    8,075,000 (d)    8,066,129
  Fleet Funding Corporation
    5.42%, 3/7/96                                   18,000,000 (d)   17,905,150
    5.70%, 2/15/96                                  25,311,000 (d)   25,254,894
  General Electric Capital Corporation
    6.13%, 2/16/96                                  15,000,000 (h)   14,999,840
    5.95%, 5/1/96                                    9,995,000       10,058,289
  Household Finance Company
    5.90%, 2/15/96                                   5,000,000        5,006,408
    5.41%, 8/15/96                                   1,000,000 (e)      999,468
  Merrill Lynch & Co.
    5.69%, 10/30/96                                 10,000,000 (g)   10,000,000
    6.74%, 3/18/96                                   3,500,000        3,500,686
    5.55%, 6/24/96                                   2,500,000        2,492,125
    5.78%, 12/15/96                                  2,200,000        2,194,035
    5.79%, 9/19/96                                  10,000,000 (I)    9,999,369
    5.61%, 10/9/96                                   2,500,000 (f)    2,500,311
    5.92%, 7/1/96                                   10,000,000 (I)   10,000,000
  Morgan Stanley & Company
    6.08%, 2/10/97                                   1,000,000 (g)    1,001,795
    5.45%, 3/25/96                                  15,000,000       14,879,646
    5.42%, 3/29/96                                  10,000,000        9,914,183
    5.55%, 2/26/96                                   8,000,000        7,969,167
    5.75%, 1/20/97                                   1,000,000 (g)    1,001,676
  Preferred Receivables Funding Corporation,
    5.28%, 4/25/96                                  20,000,000       19,753,600

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------

Financial - Diversified Business (continued)
  Receivables Capital Corporation
    5.26%, 4/29/96                                  $9,000,000 (d)   $8,884,280
    5.66%, 2/20/96                                   5,500,000 (d)    5,483,570
    5.37%, 4/12/96                                  23,000,000 (d)   22,756,411
    5.40%, 4/19/96                                   5,000,000 (d)    4,941,500
    5.35%, 4/16/96                                   7,000,000 (d)    6,921,979
  Transamerica Finance Corporation
    5.40%, 4/4/96-4/12/96                           17,500,000       17,324,425
    5.68%, 2/23/96                                  10,000,000        9,965,289
    5.38%, 3/28/96                                  10,000,000        9,916,311
    5.44%, 3/8/96                                    3,000,000        2,983,680
  Triple A One Funding, 5.33%, 4/9/96               14,461,000       14,315,410
  Triple A One Plus
    Funding Corporation, 5.68%, 2/12/96             16,515,000       16,486,198
  Windmill Funding Corporation
    5.27%, 4/26/96                                  10,000,000 (d)    9,875,570
    5.48%, 2/26/96                                   7,049,000 (d)    7,022,175
    5.43%, 3/14/96                                  15,000,000 (d)   14,904,975
                                                                    -----------
                                                                    553,311,197
                                                                    -----------
Food & Beverage (4.19%)
  CPC International
    5.63%, 3/22/96                                   7,600,000 (d)    7,540,572
    5.30%, 5/9/96                                    6,000,000 (d)    5,913,434
    5.22%, 6/11/96                                  20,000,000 (d)   19,620,100
  PepsiCo Incorporated, 5.38%, 3/4/96                8,500,000 (d)    8,459,351
  Sara Lee Corporation, 5.36%, 3/27/96              20,000,000       19,836,222
  Sysco Corporation
    5.67%, 2/5/96                                   10,000,000        9,993,700
    5.41%, 3/12/96                                  10,000,000        9,939,889
                                                                    -----------
                                                                     81,303,268
                                                                    -----------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------

Household Products (0.46%)
  Colgate-Palmolive, 5.60%, 3/8/96                  $8,000,000       $7,955,200
  Gillette Company, 5.85%, 8/15/96                   1,000,000          994,281
                                                                    -----------
                                                                      8,949,481
                                                                    -----------
Medical and Health Care (0.05%)
  Becton Dickinson & Co., 5.88%, 6/1/96              1,000,000        1,007,905
                                                                    -----------
Municipals (4.53%):
  Bedford County Virginia Industrial Development Authority
    5.85%, 12/1/25, LOC Canadian Imperial
      Bank of Commerce                              15,000,000 (b)   15,000,000
    5.85%, 12/1/25, LOC Societe Generale             8,000,000 (b)    8,000,000
  New York City, New York G.O.
    5.95%, 8/15/22, General Electric
      Capital Corp. Insured                         10,000,000 (b)   10,000,000
    5.75%, 8/15/22, General Electric
      Capital Corp. Insured                         15,430,000 (b)   15,430,000
  Oakland Alameda County Stadium, CA
    5.68%, 3/1/96,
      LOC Canadian Imperial Bank of Commerce        10,000,000       10,000,000
    5.54%, 3/19/96,
      LOC Canadian Imperial Bank of Commerce         5,000,000        5,000,000
  Siouxland Regional Cancer Center, IA, 5.74%,
     12/1/14, Municipal Bond
       Insurance Association Insured                 4,500,000 (b)    4,500,000
  West Baton Rouge, LA, Ind. Dev. (Dow Chemical Co.)
    5.82%, 11/1/25                                  10,000,000 (b)   10,000,000
    5.67%, 11/1/25                                  10,000,000 (b)   10,000,000
                                                                    -----------
                                                                     87,930,000
                                                                    -----------
Oil Services (1.83%)
  Exxon Capital Corporation
    6.50%, 2/14/96                                  15,000,000       15,006,278
    6.53%, 4/15/96                                  12,000,000       12,042,064
  Texaco Capital Corp., 5.73%, 11/15/96              8,170,000        8,371,137
                                                                    -----------
                                                                     35,419,479
                                                                    -----------
Printing & Publishing (0.91%)
  McGraw-Hill, Inc.
    5.50%, 4/11/96                                   7,700,000        7,617,653
    5.67%, 2/21/96                                  10,000,000        9,968,500
                                                                    -----------
                                                                     17,586,153
                                                                    -----------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------

Retail Stores (1.25%)
  Dillard Department Stores, 5.90%, 6/15/96         $6,150,000       $6,206,541
  J.C. Penney Funding, Inc., 5.58%, 3/14/96          5,000,000        4,967,450
  Nordstrom Credit Corp., 5.63%, 2/7/96             13,000,000       12,987,802
                                                                    -----------
                                                                     24,161,793
                                                                    -----------
Trucking (0.31%)
  United Parcel Service of America, 5.43%, 3/1/96    6,000,000        5,973,755
                                                                    -----------
Utilities - Electric (1.85%)
  Baltimore Gas & Electric Company
    5.44%, 2/5/96                                    3,000,000        2,998,187
    5.37%, 3/7/96                                   16,000,000       15,916,467
  Carolina Power & Light, 5.70%, 12/27/96            1,000,000        1,019,067
  Southern California Edison, 5.24%, 6/10/96         6,000,000        5,886,467
  Union Electric Company, 5.50%, 2/7/96             10,000,000        9,990,833
                                                                    -----------
                                                                     35,811,021
                                                                    -----------
Utilities - Telephone (3.94%)
  American Telephone & Telegraph Company
    5.42%, 4/9/96                                    4,600,000 (d)    4,552,906
    5.26%, 6/10/96                                  10,000,000 (d)    9,810,056
    5.62%, 4/19/96                                   1,000,000 (h)    1,000,217
  Ameritech Capital Funding
    5.53%, 2/20/96                                  15,000,000 (d)   14,956,221
    5.34%, 3/18/96                                   9,200,000 (d)    9,137,225
    5.58%, 2/26/96                                  10,000,000 (d)    9,961,250
  Bellsouth Telecommunications, 5.65%, 2/13/96      15,000,000       14,971,750
  Southwestern Bell Telephone, 5.55%, 6/1/96           905,000          912,891
  Southwestern Bell Capital Corporation
    5.85%, 8/23/96                                   5,000,000        5,055,558
    5.33%, 3/4/96                                    6,000,000 (d)    5,971,573
                                                                    -----------
                                                                     76,329,647
-------------------------------------------------------------------------------
Total Commercial Paper & Other
  Corporate Obligations (cost:  $1,739,012,622)                  $1,739,012,622
-------------------------------------------------------------------------------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Government & Agencies Securities (8.79%)
-------------------------------------------------------------------------------

  Downey Savings & Loan Assoc., 5.23%, 4/22/96,
    LOC Federal Home Loan Bank                     $10,000,000       $9,882,325
  Federal Farm Credit Bank
    5.45%, 2/7/96                                   10,000,000        9,990,700
    5.29%, 12/2/96                                  10,000,000 (j)    9,996,734
    5.54%, 2/22/96                                   9,000,000 (k)    8,998,559
  Federal Home Loan Mortgage Corp.
    5.78%, 5/13/96                                   5,000,000        5,005,592
    5.60%, 2/8/96                                   25,000,000       24,972,865
  Federal National Mortgage Association
    5.23%, 4/12/96                                   5,000,000        4,948,426
    6.55%, 3/1/96                                    5,000,000        4,992,432
    6.54%, 3/27/96                                   4,000,000        3,999,530
    5.80%, 2/28/96                                   2,000,000        2,001,296
    5.76%, 9/27/96                                  20,000,000 (h)   20,000,000
  New Hampshire Higher Education Loan Corp.,
    5.72%, 2/13/96, LOC Student Loan
      Marketing Association                         13,878,000       13,851,539
  Private Export Funding Corp., 5.16%, 1/31/97       3,000,000        3,072,855
  Secondary Market Services
    5.37%, 3/13/96,
      LOC Student Loan Marketing Assoc.              9,275,000        9,218,276
    5.42%, 3/5/96,
      LOC Student Loan Marketing Assoc.             32,499,000       32,337,474
  Student Loan Marketing Association
    5.31%, 7/19/96                                   5,000,000 (e)    4,998,882
    5.54%, 11/27/96                                  2,275,000 (e)    2,276,390
-------------------------------------------------------------------------------
Total Government & Agencies Securities (cost:  $170,543,875)       $170,543,875
-------------------------------------------------------------------------------
Repurchase Agreement (1.22%):
-------------------------------------------------------------------------------
 First Chicago, 5.83%, acquired 1/31/96
  and due 2/1/96 with accrued interest of
  $3,822 (collateralized by $24,087,147 U.S.
  Treasury Notes, 6.88%, 3/31/97)
  (cost: $23,600,000)                               23,600,000       23,600,000
-------------------------------------------------------------------------------
Total Investment in Securities (cost:  $1,933,156,497) (c)       $1,933,156,497
-------------------------------------------------------------------------------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)


Notes to Investments in Securities:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 1996. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
(c)  Also represents cost for federal income tax purposes.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(e) Interest rate resets weekly based on 3 month Treasury Bill plus a select number of basis points.
(f) Interest rate resets monthly based on 1 month LIBOR plus or minus a select number of basis points.
(g) Interest rate resets quarterly based on 3 month LIBOR plus a select number of basis points.
(h) Interest rate resets daily based on Federal Funds effective rate plus a select number of basis points.
(i) Interest rate resets quarterly based on 3 month LIBOR less a select number of basis points.
(j) Interest rate resets monthly based on 3 month Treasury Bill plus a select number of basis points.
(k) Interest rate resets quarterly based on 3 month Treasury Bill plus select number of basis points.

U.S. GOVERNMENT MONEY MARKET FUND
Investments in Securities (unaudited)
January 31, 1996

                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
     (Percentages of each investment category relate to total net assets.)

Federal Home Loan Mortgage Corporation Notes (23.70%)
    5.24%, 4/1/96                                   $3,200,000       $3,172,053
    5.30%, 3/26/96                                   2,300,000        2,281,715
    5.27%, 4/4/96                                    3,700,000        3,665,877
    5.33%, 3/4/96                                    3,800,000        3,781,996
    5.30%, 3/25/96                                   1,040,000        1,031,885
    5.30%, 3/13/96                                   3,960,000        3,936,097
    5.57%, 2/6/96                                    2,000,000        1,998,454
    5.44%, 2/14/96                                   2,000,000        1,996,071
    5.55%, 2/1/96                                    2,467,000        2,467,000
    5.55%, 2/5/96                                    2,500,000        2,498,458
    5.55%, 2/16/96                                   2,000,000        1,995,375
    5.50%, 2/26/96                                   1,500,000        1,494,271
    5.60%, 2/8/96                                      122,000          121,868
    5.15%, 4/30/96                                   1,500,000        1,480,902
                                                                    -----------
                                                                     31,922,022
                                                                    -----------
Federal National Mortgage Corporation Notes (23.77%)
    5.33%, 3/12/96                                   3,000,000        2,982,233
    5.18%, 5/7/96                                    2,000,000        1,972,373
    5.30%, 3/28/96                                   2,000,000        1,983,511
    5.08%, 5/2/96                                    2,000,000        1,974,318
    5.56%, 2/12/96                                   2,000,000        1,996,602
    5.49%, 3/8/96                                    2,400,000        2,386,824
    5.53%, 2/20/96                                   2,000,000        1,994,163
    5.41%, 2/29/96                                   1,500,000        1,493,688
    5.51%, 2/28/96                                   1,110,000        1,105,413
    5.55%, 2/2/96                                    3,990,000        3,989,387
    6.54%, 3/27/96                                   1,120,000        1,119,911
    5.80%, 2/28/96                                   1,045,000        1,045,677
    5.76%, 9/27/96                                   3,000,000 (c)    3,000,000
    5.33%, 3/12/96                                   5,000,000        4,970,389
                                                                    -----------
                                                                     32,014,489
                                                                    -----------

              See accompanying notes to investments in securities.

U.S. GOVERNMENT MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------

Federal Farm Credit Bank Notes (20.83%)
    4.25%, 4/22/96                                  $1,000,000         $996,943
    5.65%, 5/24/96                                   6,000,000 (d)    5,999,814
    5.42%, 4/17/96                                   1,000,000        1,001,804
    6.50%, 4/1/96                                    1,000,000        1,001,353
    5.32%, 4/1/96                                    2,550,000        2,549,643
    5.32%, 3/1/96                                    3,000,000        2,987,143
    5.45%, 2/7/96                                    1,000,000          999,092
    5.29%, 12/2/96                                   5,000,000 (e)    4,998,367
    5.65%, 8/12/96                                   5,000,000 (d)    4,998,951
    5.53%, 3/22/96                                   2,550,000        2,530,415
                                                                    -----------
                                                                     28,063,525
                                                                    -----------
Federal Home Loan Bank Notes (15.88%)
    5.31%, 3/28/96                                   1,800,000        1,785,132
    5.57%, 2/7/96                                    2,100,000        2,098,051
    5.35%, 5/28/96                                   1,000,000          997,345
    5.68%, 6/3/96                                    5,000,000 (d)    5,000,164
    5.36%, 3/25/96                                     500,000          501,894
    5.39%, 5/27/96                                   1,000,000        1,008,766
    6.79%, 2/15/96                                     500,000          500,100
    5.30%, 3/8/96                                    1,280,000        1,273,216
    5.23%, 4/11/96                                   4,000,000        3,959,322
    5.45%, 2/2/96                                      780,000          779,882
    5.38%, 12/16/96                                  1,000,000          993,276
    5.45%, 2/5/96                                    2,500,000        2,498,486
                                                                    -----------
                                                                     21,395,634
                                                                    -----------
Student Loan Marketing Association Notes (5.20%)
    6.49%, 2/21/96                                   1,000,000        1,000,227
    5.54%, 11/27/96                                    200,000 (f)      200,084
    5.31%, 7/19/96                                   2,600,000 (f)    2,599,363
    5.59%, 2/14/97                                     950,000 (f)      951,017
    5.61%, 8/22/96                                   2,250,000 (f)    2,252,780
                                                                    -----------
                                                                      7,003,471
                                                                    -----------

              See accompanying notes to investments in securities.

U.S. GOVERNMENT MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------

Tennessee Valley Authority (6.65%)
    5.08%, 5/3/96                                   $2,000,000       $1,974,036
    5.37%, 2/20/96                                   5,000,000        4,985,829
    5.54%, 2/5/96                                    2,000,000        1,998,769
                                                                    -----------
                                                                      8,958,634
-------------------------------------------------------------------------------
Repurchase Agreement (3.56%)
-------------------------------------------------------------------------------
  First Chicago, 5.83%, acquired 01/31/96
    and due 02/01/96 with accrued interest
    of $777 (collateralized by $4,898,904
    U.S. Treasury Bill, 6.88%, 03/31/97)
    (cost: $4,800,000)                               4,800,000        4,800,000
-------------------------------------------------------------------------------
Total Investment in Securities (cost:  $134,157,775)  (b)          $134,157,775
-------------------------------------------------------------------------------


Notes to Investments in Securities:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)  Also represents cost for federal income tax purposes.
(c) Interest rate resets daily based on Federal Funds effective rate plus a select number of basis points.
(d) Interest rate resets quarterly based on 3 month Treasury Bill plus a select number of basis points.
(e) Interest rate resets monthly based on 3 month Treasury Bill plus a select number of basis points.
(f) Interest rate resets weekly based on 3 month Treasury Bill plus a select number of basis points.

TAX-FREE MONEY MARKET FUND
Investments in Securities (unaudited)
January 31, 1996

                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
      (Percentages of each investment category relate to total net assets.)

Alaska (0.79%)
  Anchorage G.O. School Refunding, 3.80%,
    10/1/96, FGIC Insured                           $1,585,000       $1,583,918
  North Slope Boro Capital Appreciation Refunding
    Series 1, 3.60%, 6/30/96, MBIA Insured           1,655,000        1,630,861
                                                                    -----------
                                                                      3,214,779
                                                                    -----------
Arizona (1.04%)
  Maricopa County PCR Series 1994B, 3.70%,
    5/1/29, LOC Morgan Guaranty Trust                4,200,000 (b)    4,200,000
                                                                    -----------
California (3.22%)
  Los Angeles Regional Airports Improvement
    Corp. Lease Revenue Series 1985, 3.75%,
      12/1/25, LOC Societe Generale                    300,000 (b)      300,000
    Series 1984D, 3.75%, 12/1/24,
      LOC Wachovia Bank of Georgia                     500,000 (b)      500,000
    Series A, 3.75%, 12/1/24,
      LOC Wachovia Bank of Georgia                     700,000 (b)      700,000
    Series B, 3.75%, 12/1/24,
      LOC Wachovia Bank of Georgia                     100,000 (b)      100,000
    Series L, 3.75%, 12/1/24,
      LOC Wachovia Bank of Georgia                     400,000 (b)      400,000
  School Cash Reserve Program Authority
    1995 Pool Bond Series A, 3.75%, 7/3/96          11,000,000       11,041,247
                                                                    -----------
                                                                     13,041,247
                                                                    -----------
Colorado (4.32%)
  Adams County Family Housing Revenue
    (Hunters Cove Project) Series 1985A,
      3.65%, 1/15/14, LOC GECC                       7,500,000 (b)    7,500,000
  Eagle County Revenue Bonds Series 1995,
    3.20%, 10/1/35, LOC Nationsbank Texas N.A.       6,000,000 (b)    6,000,000
  Health Facilities Authority Revenue
    (Sisters of Charity Health), 3.10%, 5/15/25,
      LOC Toronto Dominion Bank                      4,000,000 (b)    4,000,000
                                                                    -----------
                                                                     17,500,000
                                                                    -----------
Delaware (0.25%)
  State of Delaware G.O. Series A, 3.55%, 3/1/96     1,000,000        1,000,810
                                                                    -----------
District of Columbia (2.27%)
  Washington D.C. G.O.
    Series A-1, 3.85%, 10/1/07,
      LOC National Westminster                       2,900,000 (b)    2,900,000
    Series A-2, 3.85%, 10/1/07,
      LOC Bank of Nova Scotia                          600,000 (b)      600,000
    Series A-3, 3.85%, 10/1/07,
      LOC Toronto Dominion Bank                      2,800,000 (b)    2,800,000
                                                                    -----------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------

District of Columbia (continued)
    Series A-4, 3.85%, 10/1/07,
      LOC Toronto Dominion Bank                     $1,200,000 (b)   $1,200,000
    Series A-5, 3.85%, 10/1/07,
      LOC Bank of Nova Scotia                          100,000 (b)      100,000
    Series A-6, 3.85%, 10/1/07,
      LOC National Westminster                       1,600,000 (b)    1,600,000
                                                                    -----------
                                                                      9,200,000
                                                                    -----------
Florida (5.35%)
  City of Orlando, 3.45%, 2/15/96                    7,400,000        7,400,000
  City of Orlando Capital Improvement Notes,
    3.60%, 3/7/96                                    2,100,000        2,100,000
  Housing Finance Authority MFHR Bonds
    (Oaks-Orange Park), 3.21%, 7/1/07,
      LOC Chemical Bank                              2,640,000 (b)    2,640,000
  Jacksonville Electric Authority
    (Electric System Notes), 3.45%, 2/6/96           1,000,000        1,000,000
  Jacksonville Electric Authority
    (Electric System Notes), 3.40%, 2/16/96          3,500,000        3,500,000
  Jacksonville Electric Authority
    (Electric System Notes), 3.40%, 2/14/96,
      LOC Credit Suisse                              5,000,000        5,000,000
                                                                    -----------
                                                                     21,640,000
                                                                    -----------
Georgia (1.96%)
  Clayton County Housing Authority
    Multi-Family Revenue Bonds Series 1990,
      3.10%, 1/1/21, FSA Insured                     2,215,000 (b)    2,215,000
  Cobb County Marietta Water Authority
    Revenue Bonds, 3.60%, 11/1/96                    1,000,000        1,021,720
  College Park Business & Industrial
    Development Authority Series 1985, 3.70%,
      08/01/15, LOC Bank of Nova Scotia              4,700,000 (b)    4,700,000
                                                                    -----------
                                                                      7,936,720
                                                                    -----------
Hawaii (3.11%)
  Honolulu City & County
    3.20%, 2/5/96,
      LOC Canadian Imperial Bank of Commerce         2,500,000        2,500,000
    3.50%, 3/8/96,
      LOC Canadian Imperial Bank of Commerce         2,500,000        2,500,000
    3.35%, 2/2/96,
      LOC Canadian Imperial Bank of Commerce         2,600,000        2,600,000
    3.40%, 2/16/96,
       LOC Canadian Imperial Bank of Commerce        5,000,000        5,000,000
                                                                    -----------
                                                                     12,600,000
                                                                    -----------
Illinois (9.14%)
  City of Springfield Community Improvement
    Revenue Bonds (Realing Restoration Project)
      Series 1985, 3.50%, 12/1/15                    3,400,000 (b)    3,400,000
  City of Springfield MFHR
    (OT Center Limited Project), 3.45%, 12/1/15      7,700,000 (b)    7,700,000
  Development Finance Authority
    (A.E. Stanley Manufacturing), 3.05%, 12/1/05,
      LOC Union Bank of Switzerland                  1,600,000 (b)    1,600,000

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------


Illinois (continued)
  Development Finance Authority
    (Latin School of Chicago), 4.00%, 6/1/30,
      LOC Bank of America                           $5,000,000 (b)   $5,000,000
  Education Facilities Authority
    Demand Revenue Bonds, 3.25%, 12/1/25,
      LOC First National Bank of Chicago             1,100,000 (b)    1,100,000
  Health Facilities Authority Demand Revenue Bonds
    Series 1985B, 3.30%, 11/1/15,
      LOC First National Bank of Chicago             7,400,000 (b)    7,400,000
  Series 1985B, 3.30%, 1/1/16,
    LOC First National Bank of Chicago               1,500,000 (b)    1,500,000
  State Toll Highway Authority Revenue Bonds
    Series 1993B, 3.05%, 1/1/10, MBIA Insured        3,300,000 (b)    3,300,000
  State Revenue Anticipation Certificates
    3.50%, 6/10/96                                   1,000,000        1,003,300
    4.50%, 5/10/96                                   5,000,000        5,009,882
                                                                    -----------
                                                                     37,013,182
                                                                    -----------
Indiana (1.16%)
  Hospital Equipment Finance Authority Revenue
    Series 1985A, 3.30%, 12/1/15, MBIA Insured       4,700,000 (b)    4,700,000
                                                                    -----------
Iowa (5.74%)
  Cedar Rapids Hospital Facilities Revenue,
    3.75%, 8/15/96, FGIC Insured                     1,000,000        1,004,151
  Chillicothe PCR Bonds Series B, 3.85%,
    3/1/00, LOC Swiss Bank                           1,000,000 (b)    1,000,000
  Iowa School Corporation (Iowa Cash Anticipation Notes)
    Series 1995-1996A, 3.85%, 6/28/96,
      Capital Guaranty Insured                       5,000,000        5,017,509
    Series 1995-1996B, 3.75%, 2/1/96,
      Capital Guaranty Insured                       1,500,000        1,500,000
    Series 1995-1996B, 3.40%, 1/30/97,
      Capital Guaranty Insured                       1,000,000        1,008,190
  Le Claire Electric Revenue
    Series 1986, 3.80%, 9/1/26                       4,815,000 (b)    4,823,522
    Series 1986B, 4.10%, 9/1/26                        250,000 (b)      250,027
  Mount Vernon Private College Project (Cornell)
    Series 1985, 3.45%, 10/1/15,
      LOC First Bank Minneapolis, NA                 2,200,000 (b)    2,200,000
  Polk County Hospital Revenue Bonds,
    3.10%, 12/1/05, MBIA Insured                     6,425,000 (b)    6,425,000
                                                                    -----------
                                                                     23,228,399
                                                                    -----------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------


Kansas (1.93%)
  City of Burlington PCR
    Series 1985B, 3.25%, 9/1/15,
      LOC Societe Generale                          $1,500,000 (b)   $1,500,000
    Series 1985B, 3.20%, 9/1/15,
      LOC Societe Generale                           4,000,000 (b)    4,000,000
    Series 1985A, 3.20%, 9/1/15,
      LOC Toronto Dominion                           2,300,000 (b)    2,300,000
                                                                    -----------
                                                                      7,800,000
                                                                    -----------
Louisiana (0.25%)
  Rapides Parish PCR (Central Louisiana
    Electric Co. Project), 3.05%, 7/1/18,
      LOC Swiss Bank                                 1,000,000 (b)    1,000,000
                                                                    -----------
Maine (1.42%)
  State of Maine G.O.
    Tax Anticipation Notes, 4.50%, 6/28/96           5,750,000        5,766,887
                                                                    -----------
Maryland (3.24%)
  Anne Arundal County (Baltimore Gas & Electric),
    3.55%, 6/1/13                                    9,000,000 (b)    9,000,000
  Montgomery County Housing Opportunity,
    3.35%, 11/1/07, LOC GECC                         2,000,000 (b)    2,000,000
  Montgomery County Public Improvement
    Series A-1, 3.40%, 7/1/07                        2,100,000 (b)    2,100,000
                                                                    -----------
                                                                     13,100,000
                                                                    -----------
Michigan (2.14%)
  Kalamazoo HFA, 3.40%, 6/1/96,
    LOC National Bank of Detroit                     7,650,000 (b)    7,650,000
  State Strategic Fund PCR
    (Dow Chemical Company), 3.30%, 8/1/03            1,000,000 (b)    1,000,000
                                                                    -----------
                                                                      8,650,000
                                                                    -----------
Minnesota (4.95%)
  Beltrami County Environmental Control Revenue Bond
    Series 1991, 3.50%, 12/01/21,
      LOC Union Bank of Switzerland                    600,000 (b)      600,000
  Duluth G.O. Series 1995B, 4.50%, 9/30/96           5,000,000        5,017,361
  Minneapolis CDA, 3.20%, 6/15/06,
    LOC First Bank Minneapolis, NA                   3,000,000 (b)    3,000,000
  St. Paul Housing & Redevelopment Authority,
    3.80%, 9/1/96, AMBAC Insured                     2,000,000        1,997,139
  State Housing Finance Agency SFMR
    Series 1986A, 3.55%, 8/1/11                      1,920,000 (b)    1,920,000
  State of Minnesota G.O.
    Refunding, 3.45%, 8/1/96                         1,450,000        1,476,579
  State of Minnesota G.O.
    Series 1986, 3.45%, 8/1/96                       1,000,000        1,017,248
  Southern MN Municipal Power Agency,
    3.15%, 2/26/96                                   5,000,000        5,000,000
                                                                    -----------
                                                                     20,028,327
                                                                    -----------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------

Missouri  (1.18%)
  Independence Water Utility Revenue
    Series 1986, 3.40%, 11/1/06,
      LOC National Westminster                      $2,000,000 (b)   $2,000,000
  Kansas City Municipal Assistance Corp.
    Revenue Capital Appreciation Series A, 4.00%,
      10/15/96, AMBAC Insured                          985,000          958,138
  State Environmental Improvement & Energy
    Resource Authority PCR (Monsanto Corporation),
      3.15%, 2/1/09                                  1,800,000 (b)    1,800,000
                                                                    -----------
                                                                      4,758,138
                                                                    -----------
Montana (1.48%)
  State Health Facilities Authority Revenue Bonds
    Series A, 3.20%, 12/1/15, FGIC Insured           6,000,000 (b)    6,000,000
                                                                    -----------
Nebraska (2.20%)
  City of Lincoln Electric System Notes,
    3.35%, 3/12/96                                   4,000,000        4,000,000
  Investment Fin. Auth. Hosp. Rev. Bonds,
    3.10%, 12/1/15, FGIC Insured                     4,900,000 (b)    4,900,000
                                                                    -----------
                                                                      8,900,000
                                                                    -----------
Nevada (3.49%)
  Clark County Airport System Refunding Revenue Notes
    Series 1993A, 3.15%, 7/1/12, MBIA Insured       12,650,000 (b)   12,650,000
  Sparks G.O., 3.75%, 9/1/96, FGIC Insured           1,490,000        1,489,957
                                                                    -----------
                                                                     14,139,957
                                                                    -----------
New Jersey (2.22%)
  Economic Development Authority,
    3.56%, 12/1/04, LOC Credit Suisse                1,200,000 (b)    1,200,000
  State HFA Mortgage Revenue Bonds Series A,
    3.80%, 4/1/12                                    7,770,000 (b)    7,770,000
                                                                    -----------
                                                                      8,970,000
                                                                    -----------
New York (0.02%)
  New York City Water Finance Authority,
    3.50%, 6/15/23, FGIC Insured                       100,000 (b)      100,000
                                                                    -----------
North Carolina (0.37%)
  Education Fac. Fin. Agency Rev.
    (Bowman Gray School of Medicine),
      3.10%, 9/1/20, LOC Wachovia Bank               1,500,000 (b)    1,500,000
                                                                    -----------
North Dakota (1.39%)
  State Housing Finance Agency SFMR,
    3.80%, 1/1/16                                    5,630,000 (b)    5,630,000
                                                                    -----------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------


Ohio (0.45%)
  Columbus G.O. Series D, 3.85%, 9/15/96            $1,815,000       $1,815,000
                                                                    -----------
Oklahoma (0.25%)
  Garfield County Ind. Auth. PCR
    (OK Gas & Electric), 3.35%, 1/1/25               1,000,000 (b)    1,000,000
                                                                    -----------
Pennsylvania (6.01%)
  Allegheny County Hospital
    (St. Francis Medical Center), 3.80%, 6/1/96      1,000,000        1,033,764
  Beaver County IDA Pollution Control Revenue Bonds
    Series 1995, 3.20%, 10/01/29, LOC Swiss Bank    12,000,000 (b)   12,000,000
  Lehigh County IDA (Allegheny Electric Coop.)
    Series 1985, 3.25%, 12/1/15,
      LOC Rabobank Nederland                         3,000,000 (b)    3,000,000
  Quakertown Hospital Authority,
    3.10%, 7/1/05, LOC PNC Bank                      8,300,000 (b)    8,300,000
                                                                    -----------
                                                                     24,333,764
                                                                    -----------
Rhode Island (0.25%)
  State Tax Anticipation Notes, 4.50%, 6/28/96,
    LOC Union Bank of Switzerland                    1,000,000        1,002,676
                                                                    -----------
South Carolina (0.57%)
  Florence County Hospital Revenue
    (McLeod Regional Medical Center) Series 1985A,
      3.20%, 11/1/15, FGIC Insured                   2,300,000 (b)    2,300,000
                                                                    -----------
Tennesse (1.71%)
  Clarksville Public Building Authority Revenue
    Series 1990, 3.05%, 7/1/13, MBIA Insured         3,242,000 (b)    3,242,000
  Stewart County Bond Anticipation Notes G.O.,
    3.63%, 2/15/97                                   3,650,000        3,692,906
                                                                    -----------
                                                                      6,934,906
                                                                    -----------
Texas (8.00%)
  Brazoria County PCR (Dow Chemical Company),
    3.30%, 10/1/99                                   3,900,000 (b)    3,900,000
  Brownsville Utility System Revenue Priority Refunding
    Series B, 3.45%, 9/1/96, FGIC Insured            1,000,000        1,042,645
  Dallas County G.O. Series A, 7.40%, 7/10/96        2,680,000        2,721,057
  Grand Prairie HFA (GECC), 3.10%, 6/1/10            1,800,000 (b)    1,800,000
  Grand Prairie Hsg. Fin. Corp. MFHR (GECC),
    3.10%, 6/1/10                                    6,700,000 (b)    6,700,000
  Harris County Flood Control District Series 1987A,
    3.85%, 5/1/96                                    1,380,000        1,391,468

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------

Texas (continued)
  Lower Neches Valley Auth. PCR
    (Chevron USA Inc.), 3.75%, 2/15/17              $5,000,000 (b)   $5,000,000
  Nueces River Authority PCR Series 1985,
    3.70%, 12/01/99, LOC Bank of Nova Scotia         1,400,000 (b)    1,400,000
  State Public Finance Authority Series 1993A,
    3.30%, 3/5/96                                    3,600,000        3,600,000
  State Public Finance Authority Series 1993A,
    3.20%, 4/2/96                                    1,800,000        1,800,000
  State Tax Revenue Anticipation Notes Series 1995A,
    4.04%, 8/30/96                                   3,000,000        3,011,825
                                                                    -----------
                                                                     32,366,995
                                                                    -----------
Utah (2.54%)
  State Board of Regents Student Loan Revenue Bonds
    Series B, 3.10%, 11/1/00, AMBAC Insured         10,300,000 (b)   10,300,000
                                                                    -----------
Washington (6.56%)
  Port of Anacortes IDR (Texaco Project),
    3.40%, 6/15/19                                  15,000,000 (b)   15,000,000
  Seattle Municipal Light & Power Revenue,
    3.50%, 5/1/96                                    4,000,000        4,003,237
  State G.O. Refunding Series R 1994A,
    3.45%, 8/1/96                                    1,975,000        1,977,345
  State Health Care Facilities Authority Revenue
    (Fred Hutchinson Cancer Center), 3.85%,
      1/1/18, LOC Morgan Guaranty Trust              5,595,000 (b)    5,595,000
                                                                    -----------
                                                                     26,575,582
                                                                    -----------
West Virginia (0.93%)
  Hospital Finance Authority, 7.20%, 6/1/96          1,000,000        1,030,616
  State Housing Development Fund Series A-1,
    3.85%, 5/1/14                                    2,735,000 (b)    2,735,000
                                                                    -----------
                                                                      3,765,616
                                                                    -----------
Wisconsin (0.49%)
  Oshkosh Area School District G.O. Bans,
    3.40%, 12/13/96                                  2,000,000        2,002,483
                                                                    -----------
Wyoming (5.98%)
  Converse County PCR Ser. 1988 (Pacificorp), 3.50%, 1/1/14,
    LOC Deutsche Bank                                3,700,000 (b)    3,700,000
  Gillette, Campbell Cnty. PCR Ser. 1988
    3.55%, 1/1/18, LOC Deutsche Bank                 3,100,000 (b)    3,100,000
    3.35%, 1/1/14, LOC Deutsche Bank                 2,800,000 (b)    2,800,000
  Lincoln County PCR (Exxon Corporation)
    Series 1984B, 3.50%, 11/01/14                    1,800,000 (b)    1,800,000
    Series 1984C, 3.50%, 11/01/14                      600,000 (b)      600,000

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)

                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------

Wyoming (continued)
  Platte County PCR
    Series 1984A, 3.60%, 07/01/14,
      LOC Societe Generale                          $3,500,000 (b)   $3,500,000
    Series 1984B, 3.60%, 07/01/14,
      LOC Societe Generale                           1,700,000 (b)    1,700,000
  Sweetwater County Pollution Control Revenue
    3.55%, 1/1/17, LOC Union Bank of Switzerland     2,000,000 (b)    2,000,000
    3.20%, 1/1/17, LOC Union Bank of Switzerland     5,000,000 (b)    5,000,000
                                                                    -----------
                                                                     24,200,000
-------------------------------------------------------------------------------
Total Investments in Securities (cost:  $398,215,468)  (d)         $398,215,468
-------------------------------------------------------------------------------


Notes to Investments in Securities:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 1996. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
(c)  Portfolio abbreviations:
                                CDA - Community Development Agency
                                IDA - Industrial Development Authority
                                IDR - Industrial Development Revenue
                                HFA - Housing Finance Authority
                               MFHR - Multi-Family Housing Revenue
                                PCR - Pollution Control Revenue
                               SFMR - Single Family Mortgage Revenue
                                LOC - Letter of Credit
                               G.O. - General Obligation
                               GECC - General Electric Capital Corporation
                              AMBAC - American Municipal Bond Association
                                       Corporation
                               FGIC - Financial Guaranty Insurance Corporation MBIA - Municipal Bond Insurance Association
                                FSA - Financial Security Assurance Corporation

(d)  Also represents cost for federal income tax purposes.

                                                             March 15, 1996

LOGO





To Our Shareholders:

I am pleased to present the January 31, 1996 Semi-Annual Report of the Great Hall National Tax-Exempt Fund and Great Hall Minnesota Insured Tax-Exempt Fund. This report contains a statement of each Fund's financial condition as of January 31, 1996, which includes a detailed schedule of each Fund's investment portfolio, and a statement of each Fund's operations and changes in net assets for the six month period.

During this six month period bond prices generally rose as interest rates declined. The economic environment of sluggish growth and low inflation was very favorable for bonds. These factors prompted the Federal Reserve to lower short-term interest rates by one quarter of 1% in both December of 1995 and January of 1996. Uncertainty about the economy also lessened bond investors' fears of future inflation, which helped bond prices move higher.

The prices of the Great Hall Tax-Exempt Bond Funds rose with the overall improvement in the bond market. The yields of long maturity tax-exempt bonds remained unusually high compared to the yields of taxable bonds. This is presumably due to continued concern about possible changes in the federal tax code which would reduce the advantage of tax-exempt securities. Both Funds have continued to meet their objectives of providing a high level of current income exempt from federal income taxes. Neither Fund has ever used risky derivatives nor leverage to boost their yields.

On behalf of the Great Hall Investment Funds, I thank you for your continued support.


Sincerely,


J. Scott Spiker
Chief Executive Officer
Great Hall Investment Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES
January 31, 1996
                                                                     Minnesota
                                                       National       Insured
                                                      Tax-Exempt     Tax-Exempt
(unaudited)                                              Fund           Fund
-------------------------------------------------------------------------------
Assets:
Investments in securities at market value
 (note 2), identified cost $62,133,280 and
 $26,462,894, respectively.........................  $64,250,584    $27,343,084
Cash in bank on demand deposit.....................      203,213         50,607
Receivable for fund shares sold....................       42,014             --
Accrued interest receivable........................    1,113,107        521,561
-------------------------------------------------------------------------------
Total assets.......................................   65,608,918     27,915,252
-------------------------------------------------------------------------------
Liabilities:
Cash portion of dividends payable to shareholders..      174,495         30,784
Payable for fund shares redeemed...................       84,911         63,569
Accrued investment advisory fee....................       27,649          5,327
Accrued distribution fee...........................       21,938          9,464
Other accrued expenses.............................       22,710         35,396
-------------------------------------------------------------------------------
Total liabilities..................................      331,703        144,540
-------------------------------------------------------------------------------
Net assets applicable to
 outstanding capital stock.........................  $65,277,215    $27,770,712
-------------------------------------------------------------------------------

Represented by:
Capital stock - authorized 10 billion shares of
 $.01 par value for each Fund, outstanding
 6,290,040 and 2,711,743 shares, respectively.....       $62,900       $27,117
Additional paid-in capital........................    63,116,920    27,498,582
Accumulated net realized losses on
 investments (note 2).............................       (19,909)     (635,177)
Unrealized appreciation of investments............     2,117,304       880,190
-------------------------------------------------------------------------------
  Total - representing net assets applicable to
   outstanding capital stock......................   $65,277,215   $27,770,712
-------------------------------------------------------------------------------
Net asset value per share
 of outstanding capital stock.....................        $10.38        $10.24
-------------------------------------------------------------------------------

              See accompanying notes to investments in securities.

STATEMENTS OF OPERATIONS
Six months ended January 31, 1996
                                                                     Minnesota
                                                          National    Insured
                                                         Tax-Exempt  Tax-Exempt
(unaudited)                                                 Fund        Fund
-------------------------------------------------------------------------------
  Interest..........................................    $2,299,221    $797,025
-------------------------------------------------------------------------------
Expenses (note 5):
  Investment advisory fee1..........................       164,629      70,510
  Distribution fee..................................        98,778      42,305
  Custodian, accounting and transfer agent fees.....        20,861      14,100
  Reports to shareholders...........................         5,106       8,780
  Directors' fees...................................         3,000       3,000
  Audit and legal fees..............................        11,916      22,324
  Registration fees.................................            --       1,350
  Insurance fees....................................           500       5,600
  Other expenses....................................         1,000       3,394
-------------------------------------------------------------------------------
Total expenses......................................       305,790     171,363
Less expenses voluntarily waived or
 absorbed by Advisor.................................      (38,945)    (56,679)
-------------------------------------------------------------------------------
Total net expenses..................................       266,845     114,684
-------------------------------------------------------------------------------
Investment income - net.............................     2,032,376     682,341
-------------------------------------------------------------------------------
Realized and unrealized gains/(losses) on investments:
  Net realized gain (loss) on investments (note 3)..       216,685     (18,669)
  Net change in unrealized appreciation or
   depreciation of investments......................     1,886,041     936,999
-------------------------------------------------------------------------------
Net gain on investments.............................     2,102,726     918,330
-------------------------------------------------------------------------------
Net increase in net
 assets resulting from operations...................    $4,135,102  $1,600,671
-------------------------------------------------------------------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                    National             Minnesota Insured
                                Tax-Exempt Fund           Tax-Exempt Fund
-------------------------------------------------------------------------------
                              Six month      Year       Six month      Year
                            period ended     Ended    period ended     Ended
                               1/31/96      7/31/95      1/31/96      7/31/95
                             (unaudited)               (unaudited)
-------------------------------------------------------------------------------
Operations:
  Investment income - net..  $2,032,376   $4,417,173     $682,341   $1,571,421
  Net realized gain (loss)
   on investments..........     216,685      868,133      (18,669)    (616,795)
  Net change in unrealized
   appreciation or depreciation
   of investments..........   1,886,041     (592,387)     936,999      728,206
-------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations..............   4,135,102    4,692,919    1,600,671    1,682,832
-------------------------------------------------------------------------------
Distributions to shareholders from:
  Investment income - net..  (2,032,376)  (4,417,173)    (682,341)  (1,571,421)
  Accumulated net
   realized gains..........    (804,858)    (308,935)          --     (293,106)
-------------------------------------------------------------------------------
  Total distributions
   to shareholders.........  (2,837,234)  (4,726,108)    (682,341)  (1,864,527)
-------------------------------------------------------------------------------
Capital share transactions (note 4):
  Proceeds from sales
   (note 5)................   1,495,112    3,529,401      790,394      633,943
  Shares issued for reinvest-
   ment of distributions...   1,544,993    2,501,190      453,266    1,145,781
  Payment for shares
   redeemed................  (5,418,010) (11,812,598)  (3,026,013) (10,071,324)
-------------------------------------------------------------------------------
  Decrease in net assets
   from capital share
   transactions............  (2,377,905)  (5,782,007)  (1,782,353)  (8,291,600)
-------------------------------------------------------------------------------
Total decrease
 in net assets.............  (1,080,037)  (5,815,196)    (864,023)  (8,473,295)
-------------------------------------------------------------------------------
Net assets at
 beginning of period.......  66,357,252   72,172,448   28,634,735   37,108,030
-------------------------------------------------------------------------------
Net assets at
 end of period............. $65,277,215  $66,357,252  $27,770,712  $28,634,735
-------------------------------------------------------------------------------

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  Organization

    Great Hall Investment Funds, Inc. (the Company) was incorporated on June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes a series of five funds, including National Tax-Exempt Fund and Minnesota Insured Tax-Exempt Fund (the funds), which are classified as non-diversified funds. The Company's articles of incorporation permit the board of directors to create additional funds in the future.

2.  Summary of Significant Accounting Policies

    The significant accounting policies followed by the funds are as follows:

    Investments in Securities

    The values of fixed-income securities are provided by an independent pricing service. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. Short-term securities are valued at amortized cost which approximates market value.

    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premium and original issue discount, is accrued daily and is computed on a level yield basis. For the Minnesota Insured Tax-Exempt Fund, portfolio insurance expense is recognized over the premium period, and the cost of secondary market insurance, if any, is capitalized to the cost basis of the underlying security. For the six month period ended January 31, 1996 portfolio insurance expense was $2,385.

    The Minnesota Insured Tax-Exempt Fund concentrates its investments in a single state and, therefore, may have more risk related to the economic conditions of the respective state than a fund that has broader geographical diversification.

    Securities Purchased on a When-Issued Basis

    Delivery and payment for securities which have been purchased on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments.

    Federal Taxes

    The funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund within the Company will be treated as a separate entity for federal income tax purposes. In addition, on a calendar basis, each fund intends to distribute substantially all of its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.
    Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or the realized gains (losses) were recorded by the funds.

    For federal income tax purposes, capital loss carryovers were $616,795 for the Minnesota Insured Tax-Exempt Fund at July 31, 1995, which if not offset by subsequent capital gains, will expire in 2003 and 2004. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expired.

    Distributions to Shareholders

    Distributions to shareholders from net investment income are declared daily and payable monthly in cash or reinvested in additional shares. Distributions from net realized gains, if any, will be made on an annual basis for the funds.

3.  Investment Security Transactions

    For the six month period ended January 31, 1996, purchases of securities and proceeds from sales, other than temporary investments in short-term securities, aggregated $0 and $6,134,845 for National Tax-Exempt Fund and $0 and $1,342,789 for Minnesota Insured Tax-Exempt Fund.

4.  Capital Share Transactions

    Transactions in shares of each Fund for the six month period ended January 31, 1996 and year ended July 31, 1995 are as follows:

                                                  National    Minnesota Insured
                                                 Tax-Exempt       Tax-Exempt
                                                    Fund             Fund
------------------------------------------------------------------------------
1996:
  Sold.....................................        145,199          77,788
  Issued for reinvested distributions......        149,417          44,778
  Redeemed.................................       (526,539)       (300,781)
------------------------------------------------------------------------------
  Decrease.................................       (231,923)       (178,215)
------------------------------------------------------------------------------
1995:
  Sold.....................................        354,203          64,766
  Issued for reinvested distributions......        250,761         120,193
  Redeemed.................................     (1,182,858)     (1,060,778)
------------------------------------------------------------------------------
  Decrease.................................       (577,894)       (875,819)
------------------------------------------------------------------------------

5.  Fees and Expenses

    The funds have entered into an investment advisory and management agreement with IFG Asset Management Services, Inc. (AMS), under which AMS manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay AMS a monthly fee based on average daily net assets. The fee for each fund is equal to an annual rate of 0.50% of average daily net assets.

    Each fund also pays affiliates Dain Bosworth Incorporated (DBI) and Rauscher Pierce Refsnes, Inc. (RPR) a monthly fee for expenses incurred in the distribution and promotion of the funds' shares. The monthly fee is limited to a maximum of 1/12 of 0.30% of average daily net assets for each fund. However, DBI and RPR voluntarily limited the reimbursement fee to 0.182% of average daily net assets for the six month period ended January 31, 1996 for both the National Tax-Exempt and Minnesota Insured Tax-Exempt funds. Total distribution fees waived for the six month period ended January 31, 1996 were $38,945 and $16,679 for National Tax-Exempt Fund and Minnesota Insured Tax-Exempt Fund, respectively.

    In addition to the investment advisory fee and the distribution fee, each fund is responsible for paying most other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organization costs, insurance, interest and other miscellaneous expenses. For the six month period ended January 31, 1996, total fees and expenses including the distribution fee were further voluntarily limited to an annual rate of 0.81% of average daily net assets for both the National Tax-Exempt and Minnesota Insured Tax-Exempt funds.

    Sales charges paid to affiliated brokers for distributing the funds' shares were $39,848 for National Tax-Exempt Fund and $19,290 for Minnesota Insured Tax-Exempt Fund for the six month period ended January 31, 1996.

6.  Financial Highlights

    Per share data for a share of capital stock outstanding throughout each period and selected information for the period is as follows:

                                   Six Months Ended
                                   January 31, 1996
NATIONAL TAX-EXEMPT FUND              (unaudited)                      Year ended July 31
------------------------------------------------------------------------------------------------------------
                                          1996        1995        1994        1993         1992        1991
------------------------------------------------------------------------------------------------------------

Net asset value,
 beginning of period.................    $10.17      $10.17      $10.50      $10.22       $9.65       $9.63
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income..............     0.320       0.648       0.624       0.652       0.703       0.697
  Realized and unrealized gains
   (losses) on investments, net......     0.338       0.045      (0.313)      0.280       0.570       0.020
------------------------------------------------------------------------------------------------------------
Total from investment operations.....     0.658       0.693       0.311       0.932       1.273       0.717
------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income.............    (0.320)     (0.648)     (0.624)     (0.652)     (0.703)     (0.697)
  From accumulated
   net realized gains................    (0.128)     (0.045)     (0.017)         --          --          --
------------------------------------------------------------------------------------------------------------
Total distributions to shareholders..    (0.448)     (0.693)     (0.641)     (0.652)     (0.703)     (0.697)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period.......    $10.38      $10.17      $10.17      $10.50      $10.22       $9.65
------------------------------------------------------------------------------------------------------------
Total return**.......................      6.56%       7.16%       2.99%       9.45%      13.84%       7.76%
Net assets at end
 of period (000s omitted)............   $65,277     $66,357     $72,172     $58,048     $43,166     $46,812
Ratio of expenses to average
 daily net assets*...................      0.81%***    0.79%       0.91%       1.01%       0.84%       0.96%
Ratio of net investment income
 to average daily net assets*........      6.17%***    6.45%       5.98%       6.32%       7.15%       7.26%
Portfolio turnover rate
 (excluding  short-term securities)..      0.00%       8.45%      27.88%      16.36%      14.50%      13.52%
------------------------------------------------------------------------------------------------------------

  * Various fund fees and expenses were voluntarily waived or absorbed during the periods referred to above. Had the fund paid all expenses, the ratios of expenses and net investment income to average daily net assets would have been as follows: 0.93%/6.05% for the six month period ended January 31, 1996, 0.90%/6.34% in 1995, 1.01%/5.88% in 1994, 1.24%/6.09% in 1993,
     1.14%/6.85% in 1992, and 1.26%/6.96% in 1991.
 **  Total return does not reflect payments of a sales charge.
***  Adjusted to an annual basis.

                                   Six Months Ended
Minnesota Insured                  January 31, 1996
Tax-Exempt Fund                       (unaudited)                      Year ended July 31
------------------------------------------------------------------------------------------------------------
                                          1996        1995        1994        1993         1992        1991
------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period.................    $9.91       $9.85       $10.52      $10.29       $9.74      $9.60
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income..............    0.245       0.494        0.502       0.560       0.604       0.623
  Realized and unrealized gains
   (losses) on investments, net......    0.330       0.157       (0.465)      0.230       0.550       0.140
------------------------------------------------------------------------------------------------------------
Total from investment operations.....    0.575       0.651        0.037       0.790       1.154       0.763
------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income.............   (0.245)     (0.494)      (0.502)     (0.560)     (0.604)     (0.623)
  From accumulated
   net realized gains................       --      (0.097)      (0.205)         --          --          --
------------------------------------------------------------------------------------------------------------
Total distributions to shareholders..   (0.245)     (0.591)      (0.707)     (0.560)     (0.604)     (0.623)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period.......   $10.24       $9.91        $9.85      $10.52      $10.29       $9.74
------------------------------------------------------------------------------------------------------------
Total return**.......................     5.86%       7.00%        0.21%       7.95%      12.41%       8.27%
Net assets at end
 of period (000s omitted)............  $27,771     $28,635      $37,108     $29,899     $23,009     $21,486
Ratio of expenses to
 average daily net assets*...........     0.81%***    0.81%        0.80%       0.76%       0.61%       0.46%
Ratio of net investment income
 to average daily net assets*........     4.84%***    5.12%        4.86%       5.44%       6.11%       6.45%
Portfolio turnover rate (excluding
 short-term securities)..............     0.00%       3.44%       42.40%      20.12%       5.60%       1.25%
------------------------------------------------------------------------------------------------------------

  * Various fund fees and expenses were voluntarily waived or absorbed during the periods referred to above. Had the fund paid all expenses, the ratios of expenses and net investment income to average daily net assets would have been as follows: 1.22%/4.43% for the six month period ended January 31, 1996, 1.16%/4.77% in 1995, 1.00%/4.66% in 1994, 1.15%/5.05% in 1993,
     1.16%/5.56% in 1992, and 1.22%/5.69% in 1991.
 **  Total return does not reflect payments of a sales charge.
***  Adjusted to an annual basis.

NATIONAL TAX-EXEMPT FUND
Investments in Securities (unaudited)
January 31, 1996

                                                      Principal        Market
Name of Issuer (c)                                      Amount        Value (a)
-------------------------------------------------------------------------------
     (Percentages of each investment category relate to total net assets.)

Municipal Bonds (93.98%):
-------------------------------------------------------------------------------

Alabama (7.92%)
 Etowah County Refunding Warrants, 8.50%, 11/01/10      $800,000       $883,772
 Orange Beach General Obligation, 6.25%, 10/01/13      1,500,000      1,505,269
 Moundville Industrial Development, 6.75%, 12/01/11    1,500,000      1,550,481
 Upper Bear Creek Water & Sewer, 6.25%, 08/01/15       1,250,000      1,230,646
                                                                      ---------
                                                                      5,170,168
                                                                      ---------
Arizona (0.83%)
 Prescott Valley Improvement District, 7.90%, 01/01/12   500,000        542,843
                                                                      ---------
Colorado (8.32%)
 Arapahoe Water & Sanitation District,
  9.13%, 12/01/98-12/01/08                               500,000        551,648
 Arapahoe Water & Sanitation District, 9.25%, 12/01/98   210,000        242,091
 Colorado Technical Center Metropolitan District,
  9.75%, 06/01/09                                        620,000        672,538
 Mesa County Single Family Mortgage,
  8.88%, 12/01/10                                        305,000        315,658
 Mountain Village Metropolitan District,
  8.10%, 12/01/11                                      1,000,000      1,074,603
 Panorama Metropolitan District, 9.00%, 12/01/09         750,000        801,621
 Piney Creek Metropolitan District, 8.50%, 12/01/14      600,000        620,573
 Westminster Shaw Heights Basin Special,
  7.50%, 12/01/07                                        350,000        351,829
 Winter Park West Water & Sanitation District,
  9.25%, 12/01/06                                        250,000        259,864
 Winter Park West Water & Sanitation District,
  9.75%, 12/01/05                                        525,000        538,096
                                                                      ---------
                                                                      5,428,521
Florida (1.03%)                                                       ---------
 Sarasota County Industrial Development,
  8.75%, 05/01/11                                        665,000        671,893
                                                                      ---------
Illinois (13.08%)
 Bedford Park Revenue Refunding, 8.00%, 12/01/04       1,200,000      1,289,335
 Illinois Development Finance Authority,
  7.00%, 03/01/06                                        400,000        389,010
 Illinois Development Finance Authority,
  7.20%, 03/01/07-03/01/08                               800,000        787,630
 Illinois Development Finance Authority,
  7.38%, 11/15/11                                      1,100,000      1,217,351
 Illinois Health Facilities Authority,
  8.10%, 11/15/14                                      1,000,000      1,075,887
 Niles Park District Series A, 6.65%, 12/01/14           860,000        905,029

                See accompanying notes to financial statements.

NATIONAL TAX-EXEMPT FUND
Investments in Securities (continued)

                                                       Principal       Market
Name of Issuer (c)                                       Amount       Value (a)
-------------------------------------------------------------------------------
Municipal Bonds (continued):
-------------------------------------------------------------------------------

Illinois (continued)
 Romeoville Series A Utilities, 7.80%, 01/01/11       $1,000,000     $1,050,996
 Streamwood Special Service Area #3, 8.38%, 01/01/09   1,000,000      1,046,731
 West Chicago Tax Increment Revenue, 7.38%, 12/01/12     720,000        774,653
                                                                      ---------
                                                                      8,536,622
                                                                      ---------
Indiana (2.81%)
 Indianapolis Economic Development, 7.25%, 10/01/10      700,000        751,536
 Fishers Economic Development Revenue,
  8.38%, 09/01/14                                      1,000,000      1,083,283
                                                                      ---------
                                                                      1,834,819
                                                                      ---------
Kansas (0.20%)
 Johnson City First Mortgage Revenue, 7.40%, 10/01/08    125,000        133,700
                                                                      ---------
Maine (1.58%)
 Yarmouth Pollution Control Revenue, 6.75%, 06/01/02   1,025,000      1,032,164
                                                                      ---------
Michigan (3.28%)
 Troy Economic Development Corporation,
  6.75%, 10/01/12                                      1,500,000      1,606,386
 Bad Axe Water Supply & Sewer Disposal,
  8.25%, 12/01/07                                        500,000        532,831
                                                                      ---------
                                                                      2,139,217
                                                                      ---------
Minnesota (2.89%)
 Fergus Falls Health Care Facilities, 6.50%, 09/01/18    750,000        766,978
 Alexandria Health Care Facilities, 8.75%, 08/01/21      500,000        566,057
 Spring Park Health Care Facilities, 8.25%, 08/01/11     500,000        555,790
                                                                      ---------
                                                                      1,888,825
                                                                      ---------
Missouri (8.62%)
 Saint Louis County Industrial Development,
  7.50%, 06/01/16                                      1,500,000      1,502,526
 Clarence Cannon Wholesale Water Commission,
  5.75%, 05/15/13                                      1,500,000      1,448,889
 Franklin County Public Water Supply District,
  7.38%, 12/01/18                                      1,255,000      1,346,316
 Marion County Nursing Home, 7.00%, 08/01/13           1,050,000      1,095,090
 Platte City Waterworks & Sewer,
  7.75%, 04/01/08-04/01/09                               220,000        230,849
                                                                      ---------
                                                                      5,623,670
                                                                      ---------
Nebraska (2.70%)
 Douglas County Zoo Facility, 6.00%, 06/01/03          1,750,000      1,763,627
                                                                      ---------

                See accompanying notes to financial statements.

NATIONAL TAX-EXEMPT FUND
Investments in Securities (continued)

                                                       Principal       Market
Name of Issuer (c)                                       Amount       Value (a)
-------------------------------------------------------------------------------
Municipal Bonds (continued):
-------------------------------------------------------------------------------

New Mexico (1.17%)
 Rio Grande Natural Gas Association, 6.13%, 07/01/13    $750,000       $762,450
                                                                      ---------
North Carolina (2.23%)
 Eastern Municipal Power Agency, 5.50%, 1/01/21        1,500,000      1,454,443
                                                                      ---------
Oklahoma (9.73%)
 Chelsea Gas Authority, 7.30%, 07/01/19                  700,000        715,807
 Chelsea Gas Authority, 7.25%, 07/01/13                  600,000        622,591
 Shattuck Hospital Authority,
  6.50%, 01/01/98-07/01/02                               390,000        381,817
 Clinton Public Works Authority, 6.25%, 01/01/14       1,725,000      1,719,366
 Oklahoma City Public Property Authority,
  8.30%, 10/01/16                                      1,000,000      1,103,479
 Anadarko Public Works Authority, 7.00%, 10/01/12      1,000,000      1,045,636
 Heavener Utilities Authority, 6.50%, 10/01/09           750,000        764,458
                                                                      ---------
                                                                      6,353,154
                                                                      ---------
Pennsylvania (14.40%)
 Adamstown Borough Authority Sewer, 9.00%, 10/01/97      500,000        544,104
 Adamstown Borough Authority Sewer, 6.25%, 10/01/17      905,000        915,327
 Butler General Obligation, 6.88%, 03/01/23              950,000        954,671
 Chester General Obligation, 9.50%, 12/01/97              70,000         70,627
 Easton Area Joint Sewer Authority, 6.20%, 04/01/09    1,000,000      1,009,673
 Elizabeth Borough Municipal Authority Sewer,
  7.15%, 01/01/21                                        500,000        522,655
 Hopewell Township Beaver County Sewer,
  6.00%, 11/01/13                                      1,215,000      1,176,241
 Lehigh County General Purpose, 8.75%, 11/01/14          750,000        726,410
 Neville Township General Obligation, 5.90%, 11/01/12    500,000        481,429
 Neville Township General Obligation, 6.00%, 11/01/18    615,000        584,249
 New Kensington Municipal Sewer, 7.50%, 10/01/11       1,000,000      1,043,282
 State Higher Educational Facilities Authority
  Revenue, 6.75%, 05/01/12                             1,300,000      1,373,956
                                                                      ---------
                                                                      9,402,624
                                                                      ---------

                See accompanying notes to financial statements.

NATIONAL TAX-EXEMPT FUND
Investments in Securities (continued)

                                                       Principal       Market
Name of Issuer (c)                                       Amount       Value (a)
-------------------------------------------------------------------------------
Municipal Bonds (continued):
-------------------------------------------------------------------------------

South Dakota (4.22%)
 Health & Educational Facilities, 7.25%, 09/01/13     $1,125,000     $1,046,972
 Health & Educational Facilities, 7.00%, 04/01/10      1,000,000      1,026,182
 Lead Lease Revenue, 8.88%, 10/01/18                     590,000        681,138
                                                                      ---------
                                                                      2,754,292
                                                                      ---------
Tennessee (1.61%)
 Newbern Individual Development, 7.90%,
  3/01/00                                              1,000,000      1,049,422
                                                                      ---------
Texas (3.18%)
 Denton County Health Facilities, 7.50%, 08/15/15      1,000,000      1,042,088
 Wharton Housing Development Corp.,
  8.00%, 02/01/03-02/01/10                             1,025,000      1,035,342
                                                                      ---------
                                                                      2,077,430
                                                                      ---------
Washington (1.35%)
 State Housing Finance Commission,
  8.25%, 07/01/02-07/01/12                               845,000        879,122
                                                                      ---------
Wisconsin (0.96%)
 La Crosse Nursing Home Facilities, 9.25%, 07/01/17      600,000        627,242
                                                                      ---------
West Virginia (1.21%)
 Ohio County Building Commission, 9.63%, 01/01/13        775,000        792,821
                                                                      ---------
Wyoming (0.66%)
 Green River Sweetwater County, 8.50%, 12/01/07          400,000        431,515
-------------------------------------------------------------------------------
Total Municipal Securities (cost:  $59,233,280)                     $61,350,584
-------------------------------------------------------------------------------

                See accompanying notes to financial statements.

NATIONAL TAX-EXEMPT FUND
Investments in Securities (continued)
                                                       Principal       Market
Name of Issuer (c)                                       Amount       Value (a)
-------------------------------------------------------------------------------
Short-Term Securities (4.44%):
-------------------------------------------------------------------------------

 Los Angeles Regional Airport Improvement Corp.,
  3.75%, 12/01/25, LOC Societe Generale                 $400,000 (b)   $400,000
 Los Angeles, CA Regional Airports Series E,
  3.75%, 12/01/24, LOC Wachovia Bank of Georgia          200,000 (b)    200,000
 New York City Water Finance Authority,
  3.50%, 6/15/22                                       1,200,000 (b)  1,200,000
 New York City, New York G.O.,
  3.80%, 10/01/21-10/01/22                             1,100,000 (b)  1,100,000
-------------------------------------------------------------------------------
Total Short-Term Securities (cost:  $2,900,000)                      $2,900,000
-------------------------------------------------------------------------------
Total Investments in Securities (cost:  $62,133,280)  (d)           $64,250,584
-------------------------------------------------------------------------------

Notes to Investments in Securities:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Maturity date shown represents final maturity. However, the security can be put back to the issuer on the next interest rate reset date. Interest rate shown is effective rate on January 31, 1996.
(c) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                      (Unaudited)
            Rating                                      1/31/96
          ----------                                  -----------
            AAA                                            2%
            AA                                             1
            A                                              9
            BBB and below                                 15
            Non-rated                                     73
                                                      -----------
            Total                                        100%
                                                      -----------

(d) At January 31, 1996, also represents the cost of securities for federal income tax purposes. The approximate aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

          Gross unrealized appreciation              $2,355,942
          Gross unrealized depreciation                (238,638)
                                                     -----------
          Net unrealized appreciation                $2,117,304
                                                     -----------

MINNESOTA INSURED TAX-EXEMPT FUND
Investments in Securities (unaudited)
January 31, 1996
                                                       Principal       Market
Name of Issuer (c)                                       Amount       Value (a)
-------------------------------------------------------------------------------
     (Percentages of each investment category relate to total net assets.)

Municipal Bonds (97.02%):
-------------------------------------------------------------------------------

    Anoka Hennepin Independent School #11,
     5.00%, 02/01/09 (FGIC)                           $1,030,000     $1,014,532
    Anoka Hennepin Independent School #11,
     5.10%, 02/01/11 (FGIC)                            1,000,000        986,602
    Becker Wastewater Treatment Facility,
     5.95%, 02/01/14 (MBIA)                              500,000        526,090
    Brainerd Independent School District #181,
     5.90%, 02/01/15 (CGIC)                            1,000,000      1,040,033
    Cass Lake Independent School District #115,
     5.00%, 02/01/16 (FSA)                               545,000        519,818
    Dover & Eyota Independent School District #533,
     5.25%, 02/01/14 (AMBAC)                           1,000,000        990,814
    Duluth Economic Development Authority, 6.00%,
     02/15/20 (Connie Lee)                             1,300,000      1,330,042
    Duluth Independent School District #709,
     5.20%, 02/01/11 (MBIA)                            1,000,000        991,782
    Lakeville Independent School District #194,
     5.40%, 02/01/13 (FGIC)                            1,100,000      1,103,909
    Marshall Utility Revenue, 5.25%,
     01/01/10-01/01/11 (CGIC)                            625,000        627,164
    Mpls. & St. Paul Housing & Redevelopment,
     5.00%, 11/15/13 (AMBAC)                           1,050,000        968,410
    Mpls. & St. Paul Housing & Redevelopment,
     7.40%, 08/15/05 (MBIA)                              600,000        686,638
    Minneapolis Health Care Facility,
     5.30%, 11/15/08 (MBIA)                              500,000        506,821
    Minneapolis Tax Increment Revenue Refunding,
     7.00%, 03/01/03 (MBIA)                            1,140,000      1,207,192
    Minnetonka Multifamily Revenue Housing,
     7.50%, 12/01/17-12/01/27 (MBIA)                     900,000 (e)    970,870
    Mora General Obligation, 5.13%,
     02/01/11 (AMBAC)                                    750,000        745,347
    Mora Series A Waste Water Facilities,
     6.85%, 02/01/00 (AMBAC)                             510,000        561,457
    Northern Minnesota Municipal Power Agency,
     5.90%, 01/01/08 (AMBAC)                             700,000        756,210
    Northern Minnesota Municipal Power Agency,
     6.13%, 01/01/20 (AMBAC)                             500,000        524,463
    Oakdale Refunding, 7.60%, 02/01/01 (MBIA)             50,000         50,000
    Perham Independent School District #549,
     5.25%, 02/01/10 (CGIC)                              265,000        265,461
    Perham Independent School District #549,
     5.30%, 02/01/11 (CGIC)                              295,000        294,094
    Robbinsdale Hospital Revenue Series B,
     5.30%, 05/15/06-05/15/07 (AMBAC)                  1,185,000      1,219,017
    Robbinsdale Hospital Revenue Series A,
     5.45%, 05/15/13 (AMBAC)                           1,000,000      1,008,615
    Robbinsdale Hospital Revenue Series A,
     5.30%, 05/15/07 (AMBAC)                             150,000        154,095
    St. Cloud Hospital Facilities Revenue Refunding,
     6.75%, 07/01/11 (AMBAC)                             400,000        434,384
    St. Cloud Nursing Home Revenue Bonds, 5.35%,
     10/01/16 (AMBAC)                                    145,000        141,101
    St. Louis Park Multifamily Rent Housing Revenue,
     7.38%, 12/01/28 (MBIA)                              300,000 (e)    320,540
    St. Paul Sewer Revenue, 5.60%, 12/01/08 (AMBAC)    2,000,000      2,077,740
    Shakopee Public Utilities Commission,
     5.60%, 08/01/18 (AMBAC)                             750,000        755,474
    Southern Minnesota Municipal Power Agency,
     5.75%, 01/01/18 (MBIA)                            1,000,000      1,025,882
    State Housing Finance Agency,
     8.50%, 02/01/17 (MBIA)                               65,000 (e)     68,354

                See accompanying notes to financial statements.

MINNESOTA INSURED TAX-EXEMPT FUND
Investments in Securities (continued)
                                                        Principal      Market
Name of Issuer (c)                                        Amount      Value (a)
-------------------------------------------------------------------------------
Municipal Bonds (continued)
-------------------------------------------------------------------------------

    State Housing Finance Agency,
     7.25%, 07/01/06 (MBIA)                             $170,000 (e)   $175,115
    State Housing Finance Agency,
     8.38%, 02/01/15 (MBIA)                               80,000 (e)     82,470
    State Housing Finance Agency,
     9.50%, 02/01/17 (MBIA)                              380,000 (e)    391,400
    Waconia Independent School District #110,
     5.15%, 02/01/08 (CGIC)                              600,000        605,087
    Warroad Independent School District #690,
     6.85%, 02/01/13 (AMBAC)                             500,000        550,448
    Western Minnesota Municipal Power Agency,
     6.88%, 01/01/09 (MBIA)                              300,000        312,558
    Wright County Refunding, 5.70%, 12/01/09 (CGIC)      900,000        953,055
-------------------------------------------------------------------------------
Total Municipal Bonds (cost:  $26,062,894)                          $26,943,084
-------------------------------------------------------------------------------
Short-Term Securities (1.44%):
    New York City, New York General Obligation,
     3.80%, 10/01/21                                     400,000 (b)    400,000
-------------------------------------------------------------------------------
Total Short-Term Securities (cost:  $400,000)                          $400,000
-------------------------------------------------------------------------------
Total Investments in Securities (cost:  $26,462,894)  (d)           $27,343,084
-------------------------------------------------------------------------------

Notes to Investments in Securities:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Maturity date shown represents final maturity. However, the security can be put back to the issuer on the next interest rate reset date. Interest rate shown is effective rate on January 31, 1996.
(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issuer:
     AMBAC   - American Municipal Bond Association Corporation
     CGIC    - Capital Guaranty Insurance Corporation
     FGIC    - Financial Guaranty Insurance Corporation
     FSA     - Financial Security Assurance Corporation
     MBIA    - Municipal Bond Insurance Association
(d) At January 31, 1996, also represents the cost of securities for federal income tax purposes. The approximate aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

          Gross unrealized appreciation              $962,415
          Gross unrealized depreciation               (82,225)
                                                     ---------
          Net unrealized appreciation                $880,190
                                                     ---------

(e) Identifies issue covered under portfolio insurance policy purchased by the Fund.